Condensed Balance Sheets	Jun. 30, 2021 USD ($)
Current assets
Cash and cash equivalents	$ 297,376
Prepaid expenses	251,628
Total current assets	549,004
Total assets	500,770,589
Current liabilities
Accounts payable	77,617
Other current liabilities	4,404
Total current liabilities	7,857,245
Total liabilities	46,083,912
Commitments and contingencies (Note 7)
Redeemable convertible preferred stock
Stockholders' deficit
Additional paid-in capital	23,750
Accumulated deficit	(45,481,339)
Total stockholders' deficit	(45,456,339)
Total liabilities, redeemable convertible preferred stock, and stockholders' deficit	500,770,589
Archer Aviation Inc
Current assets
Cash and cash equivalents	5,937,000
Prepaid expenses	542,000
Other current assets	199,000
Total current assets	6,678,000
Property and equipment, net	3,572,000
Intangible assets, net	481,000
Right-of-use asset	2,687,000
Other long-term assets	235,000
Total assets	13,653,000
Current liabilities
Accounts payable	21,710,000
Lease liability	1,329,000
Other current liabilities	667,000
Total current liabilities	23,706,000
Lease liability, net of current portion	1,385,000
Other long-term liabilities	215,000
Total liabilities	25,306,000
Commitments and contingencies (Note 7)
Stockholders' deficit
Common stock, $0.0001 par value; 155,000,000 shares authorized; 52,229,481 shares issued and outstanding as of June 30, 2021 and 143,677,090 shares authorized; 51,321,752 shares issued and outstanding as of December 31, 2020	5,000
Additional paid-in capital	80,408,000
Accumulated deficit	(153,598,000)
Total stockholders' deficit	(73,185,000)
Total liabilities, redeemable convertible preferred stock, and stockholders' deficit	13,653,000
Archer Aviation Inc | Series Seed redeemable convertible preferred stock
Current liabilities
Redeemable convertible preferred stock	5,943,000
Stockholders' deficit
Total stockholders' deficit	5,943,000
Archer Aviation Inc | Series A redeemable convertible preferred stock
Current liabilities
Redeemable convertible preferred stock	55,589,000
Stockholders' deficit
Total stockholders' deficit	$ 55,589,000